Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Common Shares	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Shares
Balance (in shares) at Dec. 31, 2016		239,707,000				5,147,000
Balance at Dec. 31, 2016	$ 2,607,096	$ 2,812	$ 1,794,665	$ 1,263,464	$ (333,839)	$ (120,006)
Increase (Decrease) in Stockholders' Equity
Capital repayment (in shares)		(8,878,000)
Capital repayment	(244,429)	$ (110)	(244,319)			$ 191
Issuance of warrants	45,307		45,307
Net income (loss)	40,394			40,394
Unrealized gain (loss), net on pension	620				620
Unrealized gain (loss), net on hedging contracts	(42,489)				(42,489)
Realized (gain) loss, net on hedging contracts	19,602				19,602
Unrealized loss, net on marketable securities	(786)				(786)
Translation adjustment, net	136,133				136,133
Purchase of treasury shares (in shares)						(1,909,000)
Purchase of treasury shares	(60,970)					$ (60,970)
Issuance of common shares in connection with stock plan (in shares)						2,593,000
Issuance of common shares in connection with stock plan	6,076			(55,913)		$ 61,989
Share-based compensation	34,442		34,442
Balance (in shares) at Dec. 31, 2017		230,829,000				4,272,000
Balance at Dec. 31, 2017	2,540,996	$ 2,702	1,630,095	1,247,945	(220,759)	$ (118,987)
Increase (Decrease) in Stockholders' Equity
Issuance of warrants	71,983		71,983
Net income (loss)	190,380			190,380
Unrealized gain (loss), net on pension	754				754
Unrealized gain (loss), net on hedging contracts	22,365				22,365
Realized (gain) loss, net on hedging contracts	(7,331)				(7,331)
Translation adjustment, net	(106,615)				(106,615)
Purchase of treasury shares (in shares)						(2,871,000)
Purchase of treasury shares	(104,685)					$ (104,685)
Issuance of common shares in connection with stock plan (in shares)						1,823,000
Issuance of common shares in connection with stock plan	4,412			(40,357)		$ 44,769
Share-based compensation	$ 40,113		40,113
Balance (in shares) at Dec. 31, 2018	230,829,000	230,829,000				5,320,000
Balance at Dec. 31, 2018	$ 2,634,970	$ 2,702	1,742,191	1,379,624	(310,644)	$ (178,903)
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(41,455)			(41,455)
Conversion of warrants (in shares)						2,056,000
Conversion of warrants	(4)		(31,067)	(37,698)		$ 68,761
Unrealized gain (loss), net on pension	(437)				(437)
Unrealized gain (loss), net on hedging contracts	17,052				17,052
Realized (gain) loss, net on hedging contracts	(3,888)				(3,888)
Translation adjustment, net	(11,702)				(11,702)
Purchase of treasury shares (in shares)						(1,987,000)
Purchase of treasury shares	(74,450)					$ (74,450)
Issuance of common shares in connection with stock plan (in shares)						3,622,000
Issuance of common shares in connection with stock plan	2,075			(121,698)		$ 123,773
Tax withholding related to vesting of stock awards (in shares)						(1,448,000)
Tax withholding related to vesting of stock awards	(51,147)					$ (51,147)
Share-based compensation	$ 65,893		65,893
Balance (in shares) at Dec. 31, 2019	230,829,000	230,829,000				3,077,000
Balance at Dec. 31, 2019	$ 2,536,591	$ 2,702	$ 1,777,017	$ 1,178,457	$ (309,619)	$ (111,966)